Trade and Other Payables	12 Months Ended
Dec. 31, 2021
Trade and other payables [Abstract]
Trade and other payables

18. Trade and other payables

	At December 31 2021	At December 31 2020	At December 31 2019
	£’000	£’000	£’000
Trade payables	29,224	12,668	1,867
Accruals and other creditors	25,279	10,348	1,632
Tax and social security payables	11,316	2,119	353
Contract liabilities	7,911	9,059	385
Deferred consideration	5,554	1,375	—
Total trade and other payables	79,284	35,569	4,237
Current	79,284	35,569	4,237
Non-current	—	—	—

Trade and other payables are measured at amortized cost.